Notes Receivable (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Principal amounts of notes receivable	$ 230,000	$ 250,000	$ 250,000
Less: allowance for doubtful accounts	(140,000)	(50,000)	(50,000)
Notes receivable, net	$ 90,000	$ 200,000	$ 200,000